Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ 14	£ 23	£ (10)
ECL - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	117	111
Change in economic scenarios	(8)	(64)
Change to ECL models	0	6
New lending and assets purchased	92	141
Redemptions, repayments and assets sold	(169)	(192)
Changes in risk parameters and other movements	159	105
Assets written off	(248)	(230)
Increase decrease in total expected credit losses	(57)	(123)
ECL charge/(release) to the Income Statement	191	107
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
Total ECL charge/(release) to the Income Statement	193	71
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(10)	(11)
Transfers from Stage 2 to Stage 1	78	118
Transfers to Stage 3	(1)	(2)
Transfers from Stage 3	0	2
Transfers of financial instruments	67	107
Net ECL remeasurement on stage transfer	(69)	(107)
Change in economic scenarios	(10)	(20)
Change to ECL models	0	(5)
New lending and assets purchased	41	43
Redemptions, repayments and assets sold	(29)	(44)
Changes in risk parameters and other movements	4	9
Assets written off	0	0
Increase decrease in total expected credit losses	4	(17)
ECL charge/(release) to the Income Statement	4	(17)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	4	(17)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	10	11
Transfers from Stage 2 to Stage 1	(78)	(118)
Transfers to Stage 3	(31)	(34)
Transfers from Stage 3	17	34
Transfers of financial instruments	(82)	(107)
Net ECL remeasurement on stage transfer	83	96
Change in economic scenarios	7	(44)
Change to ECL models	0	37
New lending and assets purchased	38	58
Redemptions, repayments and assets sold	(79)	(69)
Changes in risk parameters and other movements	(25)	(73)
Assets written off	0	0
Increase decrease in total expected credit losses	(58)	(102)
ECL charge/(release) to the Income Statement	(58)	(102)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(58)	(102)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	32	36
Transfers from Stage 3	(17)	(36)
Transfers of financial instruments	15	0
Net ECL remeasurement on stage transfer	103	122
Change in economic scenarios	(5)	0
Change to ECL models	0	(26)
New lending and assets purchased	13	40
Redemptions, repayments and assets sold	(61)	(79)
Changes in risk parameters and other movements	180	169
Assets written off	(248)	(230)
Increase decrease in total expected credit losses	(3)	(4)
ECL charge/(release) to the Income Statement	245	226
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
Total ECL charge/(release) to the Income Statement	247	190
–Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(7,088)	(11,911)
Transfers from Stage 2 to Stage 1	6,231	9,395
Transfers to Stage 3	(239)	(434)
Transfers from Stage 3	2	35
Transfers of financial instruments	(1,094)	(2,915)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(2,287)
New lending and assets purchased	54,405	33,894
Redemptions, repayments and assets sold	(31,104)	(38,081)
Changes in risk parameters and other movements	(9,461)	1,061
Assets written off	0	0
Net movement in the period	12,746	(8,328)
–Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	7,088	11,911
Transfers from Stage 2 to Stage 1	(6,231)	(9,395)
Transfers to Stage 3	(852)	(845)
Transfers from Stage 3	290	417
Transfers of financial instruments	295	2,088
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	2,361
New lending and assets purchased	1,086	1,170
Redemptions, repayments and assets sold	(4,267)	(4,663)
Changes in risk parameters and other movements	192	(3,333)
Assets written off	0	0
Net movement in the period	(2,694)	(2,377)
–Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,091	1,279
Transfers from Stage 3	(292)	(452)
Transfers of financial instruments	799	827
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(74)
New lending and assets purchased	44	164
Redemptions, repayments and assets sold	(1,042)	(1,242)
Changes in risk parameters and other movements	371	355
Assets written off	(591)	(342)
Net movement in the period	(419)	(312)
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	55,535	35,228
Redemptions, repayments and assets sold	(36,413)	(43,986)
Changes in risk parameters and other movements	(8,898)	(1,917)
Assets written off	(591)	(342)
Net movement in the period	9,633	(11,017)
Cost | –Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(272,629)	(259,883)	(268,211)
Cost | –Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(18,524)	(21,218)	(23,595)
Cost | –Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,340)	(2,759)	(3,071)
Cost | Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(293,493)	(283,860)	(294,877)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	812	869
Accumulated impairment | ECL - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	812	869	992
Accumulated impairment | Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	157	153	170
Accumulated impairment | Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	301	359	461
Accumulated impairment | Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	354	357	£ 361
Accumulated impairment | –Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	157	153
Accumulated impairment | –Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	301	359
Accumulated impairment | –Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 354	£ 357